Quarterly Report
November 30, 2024
MFS®  Government
Securities Fund
MFG-Q3

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.4%
Asset-Backed & Securitized – 8.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.119%, 11/15/2054 (i)	$21,636,500	$923,338
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.224% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,733,258
ACREC 2023-FL2 LLC, “A”, FLR, 6.839% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,821,635	4,817,982
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	2,305,057	2,313,608
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	842,874	843,728
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.389% (SOFR - 1mo. + 0.6%), 2/18/2028	6,797,375	6,800,844
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 5.694% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	1,380,227	1,374,788
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.223% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	3,901,000	3,870,307
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.124% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,602,958
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.41% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,109,163
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,525,453	1,540,913
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.337%, 7/15/2054 (i)	20,055,762	1,168,338
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.714%, 2/15/2054 (i)	13,581,247	1,007,363
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	22,976,233	812,722
BDS Ltd., 2024-FL13, “A”, FLR, 6.186% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,558,000	1,557,791
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.367%, 2/15/2054 (i)	43,450,425	2,321,378
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.258%, 3/15/2054 (i)	26,190,589	1,235,525
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	38,088,069	1,469,331
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.368%, 7/15/2054 (i)	33,377,565	1,886,774
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.375%, 8/15/2054 (i)	39,748,231	2,341,691
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.134%, 9/15/2054 (i)	44,977,141	1,988,759
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	3,353,727	3,361,183
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.924% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	948,450	938,837
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.203% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,700,500	4,611,670
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,413,416	1,435,734
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.024% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,339,684
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.905% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	2,740,205	2,756,099
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.972%, 12/15/2072 (i)(n)	22,609,896	757,235
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.394%, 2/15/2054 (i)	32,827,318	1,997,972
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.876%, 4/15/2054 (i)	18,913,478	646,605
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.139%, 6/15/2064 (i)	13,212,438	645,301
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,426,212
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	1,505,387	1,510,959
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	100,952	100,974
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	871,814	872,817
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	1,503,054	1,514,812
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,931,311	1,954,077
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	4,686,659	4,702,587
KREF 2018-FT1 Ltd., “AS”, FLR, 6.025% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	744,993
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	289,533	289,869
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	144,490	144,578
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.474% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	6,508,500	6,475,129
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.374% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	9,856,890
MF1 2021-FL5 Ltd., “AS”, FLR, 5.923% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	3,875,500	3,858,177
MF1 2021-FL5 Ltd., “B”, FLR, 6.174% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,852,354
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	22,218,523	601,915
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.406%, 5/15/2054 (i)	16,667,750	920,945
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.289%, 6/15/2054 (i)	19,837,236	960,580
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.2%, 10/15/2054 (i)	79,980,183	3,819,158
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	5,442,128	5,483,945
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	2,134,076	2,120,888
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	1,299,000	1,311,777
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	1,379,000	1,392,019
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	1,947,125	1,958,326
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	588,273	591,128
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,317,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	$3,173,618	$3,163,547
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.902% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	1,772,737	1,766,030
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.202% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	1,261,500	1,262,478
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	892,549	894,247
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	1,605,818	1,608,676
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	5,193,374	5,202,187
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	1,451,961	1,452,168
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	2,758,525	2,783,788
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.102%, 1/15/2052 (i)(n)	12,319,495	374,486
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.621%, 8/15/2054 (i)	20,295,831	1,448,410
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 5.368% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	3,568,574	3,571,556
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.648% (SOFR - 30 day + 0.85%), 3/15/2027	1,273,081	1,274,148
		$167,795,495
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,851,026
Industrial – 0.0%
Howard University, Washington D.C., 2.516%, 10/01/2025	$688,000	$671,105
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	$1,992,000	$2,006,615
Mortgage-Backed – 56.1%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$15,402,074	$15,224,625
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	41,222,427	39,086,902
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	30,204,383	27,918,044
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	4,676,473	4,309,905
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	954,519	75,802
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	513,554	533,176
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,305,446	1,341,754
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,617,690	160,703
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	6,258,212	6,386,029
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	7,304,220	7,390,158
Fannie Mae, 5.299%, 4/25/2034	245,873	245,729
Fannie Mae, 5.139%, 1/25/2036	158,321	158,181
Fannie Mae, 5.149%, 10/25/2039 - 12/25/2045	2,917,793	2,865,471
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	29,867,995	28,662,973
Fannie Mae, 1%, 3/25/2041	1,585,627	1,370,716
Fannie Mae, 5.199%, 3/25/2041	447,118	445,503
Fannie Mae, 2.25%, 4/25/2041	1,590,149	1,500,868
Fannie Mae, 5.349%, 7/25/2041 - 12/25/2049	2,314,647	2,276,888
Fannie Mae, 1.75%, 9/25/2041	1,203,596	1,138,466
Fannie Mae, 2.75%, 9/25/2042	1,071,198	1,020,361
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	2,158,465	1,983,265
Fannie Mae, UMBS, 2%, 4/01/2036 - 5/01/2052	70,315,549	57,653,155
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	123,143,397	104,654,010
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 8/01/2054	26,853,764	26,863,319
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,434,418	1,119,579
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 9/01/2052	2,176,259	2,000,045
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	33,730,185	29,592,314
Fannie Mae, UMBS, 4%, 8/01/2051 - 3/01/2053	6,740,714	6,367,160
Fannie Mae, UMBS, 4.5%, 9/01/2052	1,878,100	1,818,641
Fannie Mae, UMBS, 5%, 9/01/2052 - 7/01/2054	386,208	379,620
Fannie Mae, UMBS, 6%, 2/01/2053 - 10/01/2054	19,322,686	19,602,831
Fannie Mae, UMBS, 6.5%, 1/01/2054	1,156,575	1,184,244
Freddie Mac, 2.67%, 12/25/2024	1,281,200	1,276,940
Freddie Mac, 3.062%, 12/25/2024	115,287	114,906
Freddie Mac, 2.811%, 1/25/2025	5,364,161	5,341,253

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.178%, 5/25/2025 (i)	$587,585,677	$219,880
Freddie Mac, 3.7%, 5/25/2025	3,220,004	3,200,580
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	6,323,717	6,156,068
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,781,649	4,742,466
Freddie Mac, 3.75%, 8/25/2025	1,893,746	1,878,439
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	30,195,378	28,526,381
Freddie Mac, 3.208%, 2/25/2026	2,053,826	2,024,553
Freddie Mac, 2.57%, 7/25/2026	31,475,000	30,581,699
Freddie Mac, 3.12%, 9/25/2026	12,661,384	12,358,445
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,450,532
Freddie Mac, 2.797%, 12/25/2026	2,389,817	2,341,220
Freddie Mac, 3.413%, 12/25/2026	16,700,000	16,355,257
Freddie Mac, 1.479%, 3/25/2027 - 6/25/2030 (i)	35,084,503	1,949,828
Freddie Mac, 3.243%, 4/25/2027	10,090,226	9,811,174
Freddie Mac, 3.117%, 6/25/2027	15,075,000	14,596,614
Freddie Mac, 0.699%, 7/25/2027 (i)	100,912,051	1,261,088
Freddie Mac, 0.544%, 8/25/2027 (i)	78,492,807	777,746
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,241,188
Freddie Mac, 0.489%, 12/25/2027 (i)	1,359,637	13,867
Freddie Mac, 0.43%, 1/25/2028 (i)	139,275,286	1,211,737
Freddie Mac, 0.432%, 1/25/2028 (i)	58,281,445	514,106
Freddie Mac, 0.265%, 2/25/2028 (i)	168,070,882	727,747
Freddie Mac, 0.26%, 4/25/2028 (i)	110,405,132	488,443
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,834,304
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	25,747,904	23,819,627
Freddie Mac, 0.612%, 10/25/2028 (i)	39,463,167	633,857
Freddie Mac, 5.329%, 3/25/2029	5,243,526	5,235,144
Freddie Mac, 0.63%, 5/25/2029 (i)	58,862,053	1,112,640
Freddie Mac, 1.005%, 7/25/2029 (i)	31,354,116	1,102,966
Freddie Mac, 1.217%, 7/25/2029 (i)	19,135,470	808,422
Freddie Mac, 1.263%, 8/25/2029 (i)	33,375,285	1,489,589
Freddie Mac, 5.333%, 12/25/2029	3,012,500	3,010,434
Freddie Mac, 1.439%, 1/25/2030 (i)	26,595,348	1,501,736
Freddie Mac, 1.706%, 1/25/2030 (i)	19,453,242	1,307,412
Freddie Mac, 1.915%, 4/25/2030 (i)	14,430,646	1,197,529
Freddie Mac, 1.984%, 4/25/2030 (i)	20,077,463	1,728,770
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	954,080
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	2,271,726
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,684,900	2,737,854
Freddie Mac, 1.209%, 6/25/2030 (i)	19,957,684	1,009,290
Freddie Mac, 1.435%, 6/25/2030 (i)	11,124,134	709,996
Freddie Mac, 5.229%, 6/25/2030	2,694,845	2,688,405
Freddie Mac, 5.269%, 6/25/2030	1,824,555	1,820,248
Freddie Mac, 1.703%, 8/25/2030 (i)	10,235,210	795,094
Freddie Mac, 1.262%, 9/25/2030 (i)	6,568,138	382,654
Freddie Mac, 1.171%, 11/25/2030 (i)	13,158,725	730,011
Freddie Mac, 5.404%, 11/25/2030	6,739,963	6,739,947
Freddie Mac, 0.416%, 1/25/2031 (i)	49,935,068	773,040
Freddie Mac, 0.627%, 1/25/2031 (i)	70,182,335	2,030,635
Freddie Mac, 0.872%, 1/25/2031 (i)	19,512,958	812,816
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	720,274
Freddie Mac, 0.546%, 2/25/2031 (i)	18,431,877	429,824
Freddie Mac, 0.609%, 3/25/2031 (i)	40,116,045	1,032,290
Freddie Mac, 0.828%, 3/25/2031 (i)	17,260,719	692,072
Freddie Mac, 1.324%, 5/25/2031 (i)	7,120,528	471,383
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	626,541
Freddie Mac, 1.321%, 7/25/2031 (i)	22,560,568	1,553,345
Freddie Mac, 0.607%, 8/25/2031 (i)	14,886,036	417,882
Freddie Mac, 0.632%, 9/25/2031 (i)	50,814,178	1,543,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.955%, 9/25/2031 (i)	$48,419,608	$2,293,956
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,553,954
Freddie Mac, 0.596%, 12/25/2031 (i)	73,957,916	2,158,809
Freddie Mac, 0.665%, 12/25/2031 (i)	12,187,459	401,706
Freddie Mac, 0.87%, 2/25/2032 (i)	49,680,895	2,309,387
Freddie Mac, 5.37%, 11/15/2032	41,009	40,756
Freddie Mac, 0.301%, 11/25/2032 (i)	74,026,378	1,017,167
Freddie Mac, 0.431%, 5/25/2033 (i)	64,115,960	1,422,118
Freddie Mac, 0.299%, 8/25/2033 (i)	78,666,400	1,039,372
Freddie Mac, 0.362%, 10/25/2033 (i)	75,772,703	1,327,985
Freddie Mac, 5.15%, 12/25/2033	5,750,979	5,977,161
Freddie Mac, 5%, 3/25/2034 - 12/01/2044	23,014,091	23,546,696
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,588,701	2,693,350
Freddie Mac, 0.905%, 9/25/2034 (i)	9,883,118	717,599
Freddie Mac, 4.489%, 9/25/2034	15,933,680	15,783,696
Freddie Mac, 5.5%, 2/15/2036 (i)	286,239	47,473
Freddie Mac, 6.5%, 5/01/2037	83,056	85,525
Freddie Mac, 4.5%, 12/15/2040 (i)	52,685	4,915
Freddie Mac, 1.75%, 8/15/2041	897,190	838,521
Freddie Mac, 5.32%, 8/15/2046	369,864	364,204
Freddie Mac, 6.184%, 10/25/2053	656,588	665,139
Freddie Mac, 0.434%, 6/25/2055 (i)	116,203,070	2,536,457
Freddie Mac, 3.25%, 11/25/2061	4,558,861	4,179,018
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	30,574,350	25,784,133
Freddie Mac, UMBS, 2%, 4/01/2037 - 3/01/2052	41,381,481	33,564,475
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 8/01/2052	4,348,332	3,978,592
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	30,448,155	26,623,476
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	9,668,108	7,384,597
Freddie Mac, UMBS, 4%, 5/01/2052	4,152,634	3,914,165
Freddie Mac, UMBS, 5%, 11/01/2052 - 8/01/2054	5,642,555	5,549,905
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2054	17,635,445	17,647,106
Freddie Mac, UMBS, 6%, 2/01/2053 - 5/01/2054	11,886,320	12,038,500
Freddie Mac, UMBS, 6.5%, 12/01/2053 - 5/01/2054	8,609,755	8,822,316
Ginnie Mae, 5.5%, 3/15/2033 - 7/20/2054	29,339,022	29,444,852
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	36,992,040	35,988,622
Ginnie Mae, 5.659%, 8/20/2034	850,175	864,028
Ginnie Mae, 4%, 5/16/2039 - 9/20/2054	11,267,422	10,648,912
Ginnie Mae, 5%, 8/20/2039 - 4/20/2053	6,151,981	6,091,213
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	1,072,284	161,314
Ginnie Mae, 4.821%, 9/20/2041	8,621,740	8,373,491
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	4,162,259	614,123
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2052	18,872,230	17,395,435
Ginnie Mae, 2.5%, 6/20/2042 - 5/20/2052	23,465,663	20,049,344
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	28,858,488	25,709,861
Ginnie Mae, 2.25%, 9/20/2043	341,516	335,017
Ginnie Mae, 5.021%, 10/20/2045	7,654,449	7,427,038
Ginnie Mae, 5.171%, 7/20/2046	3,007,318	2,948,955
Ginnie Mae, 2%, 11/20/2050 (i)	198,648	22,952
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,350,852	290,561
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	36,802,996	30,265,757
Ginnie Mae, 6%, 11/20/2053 - 11/20/2055	24,542,888	24,850,042
Ginnie Mae, 7%, 12/20/2053	499,220	513,271
Ginnie Mae, 5.911%, 3/20/2064	7,059,306	7,089,045
Ginnie Mae, TBA, 5%, 12/15/2054	24,775,000	24,415,069
Ginnie Mae, TBA, 6%, 12/15/2054	10,075,000	10,176,152
Ginnie Mae, TBA, 7%, 12/15/2054	25,000	25,638
UMBS, TBA, 2%, 12/25/2039 - 12/25/2054	41,026,092	32,954,889
UMBS, TBA, 2.5%, 12/25/2054	1,275,000	1,066,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 12/25/2054	$27,275,000	$26,761,934
		$1,174,014,688
Municipals – 0.5%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	$985,000	$985,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	3,315,000	3,089,307
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	2,066,260
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	79,719	77,926
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,413,570	1,353,470
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,525,538
		$9,097,501
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.86%, 1/01/2025	$12,961	$12,935
Small Business Administration, 5.11%, 4/01/2025	9,707	9,674
Small Business Administration, 2.21%, 2/01/2033	525,465	485,110
Small Business Administration, 2.22%, 3/01/2033	827,046	761,185
Small Business Administration, 3.15%, 7/01/2033	772,147	730,376
Small Business Administration, 3.16%, 8/01/2033	324,557	307,301
Small Business Administration, 3.62%, 9/01/2033	299,170	287,266
		$2,593,847
U.S. Treasury Obligations – 29.5%
U.S. Treasury Bonds, 6%, 2/15/2026 (f)	$5,933,000	$6,060,930
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,023,765
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,443,662
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,105,923
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	8,100,644
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,942,986
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	11,584,619
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	71,730,445
U.S. Treasury Bonds, 4.625%, 5/15/2054	59,072,000	61,407,190
U.S. Treasury Bonds, 4.25%, 8/15/2054	10,146,000	9,922,471
U.S. Treasury Notes, 2%, 11/15/2026 (f)	51,959,000	49,846,136
U.S. Treasury Notes, 3.75%, 8/15/2027	52,940,000	52,429,212
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	51,950,525
U.S. Treasury Notes, 3.625%, 3/31/2028	86,350,000	85,024,393
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	28,854,402
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,164,661
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	26,356,528
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,684,852
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,127,881
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	37,645,530
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	35,945,332
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,528,522
		$617,880,609
Total Bonds		$1,975,910,886
Investment Companies (h) – 10.1%
Money Market Funds – 10.1%
MFS Institutional Money Market Portfolio, 4.66% (v)	211,280,719	$211,301,847

Other Assets, Less Liabilities – (4.5)%		(93,458,837)
Net Assets – 100.0%		$2,093,753,896
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $211,301,847 and $1,975,910,886, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $129,268,968, representing 6.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 11/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	706	$78,498,375	March – 2025	$1,072,934
U.S. Treasury Note 2 yr	Long	USD	794	163,650,845	March – 2025	336,281
U.S. Treasury Note 5 yr	Long	USD	2,175	234,033,399	March – 2025	1,679,768
U.S. Treasury Ultra Note 10 yr	Long	USD	799	91,722,703	March – 2025	463,500
						$3,552,483
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	174	$22,130,625	March – 2025	$(738,646)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/30/54	USD	11,350,000	centrally cleared	3.696% / Annually	Daily SOFR / Annually	$236,887	$—	$236,887
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	96,000,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(681,901)	$—	$(681,901)
At November 30, 2024, the fund had liquid securities with an aggregate value of $7,514,398 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$620,474,456	$—	$620,474,456
Municipal Bonds	—	9,097,501	—	9,097,501
U.S. Corporate Bonds	—	4,528,746	—	4,528,746
Residential Mortgage-Backed Securities	—	1,196,770,665	—	1,196,770,665
Commercial Mortgage-Backed Securities	—	62,832,509	—	62,832,509
Asset-Backed Securities (including CDOs)	—	82,207,009	—	82,207,009
Mutual Funds	211,301,847	—	—	211,301,847
Total	$211,301,847	$1,975,910,886	$—	$2,187,212,733
Other Financial Instruments
Futures Contracts – Assets	$3,552,483	$—	$—	$3,552,483
Futures Contracts – Liabilities	(738,646)	—	—	(738,646)
Swap Agreements – Assets	—	236,887	—	236,887
Swap Agreements – Liabilities	—	(681,901)	—	(681,901)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,364,117	$1,153,393,666	$976,444,171	$(10,218)	$(1,547)	$211,301,847
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,281,342	$—